Derivative instruments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Derivative Financial Assets And Liabilities [Line Items]
Disclosure Of Derivative Financial Assets And Liabilities Explanatory

As of 30.6.24, USD bn
Derivative
financial
assets
Derivative
financial
liabilities
Notional values
related to derivative
financial assets and
liabilities
1
Other
notional
values
2
Derivative financial instruments
Interest rate 48.8 47.3 3,472 20,200
Credit derivatives 3.0 3.8 170
Foreign exchange 51.0 52.0 7,148 213
Equity / index 33.4 41.4 1,432 96
Commodities 2.6 2.0 153 18
Other
3
0.8 2.6 151
Total derivative financial instruments, based on netting under IFRS Accounting Standards
4
139.6 149.1 12,526 20,526
Further netting potential not recognized on the balance

sheet
5
(124.4) (132.4)
of which: netting of recognized financial liabilities / assets (101.3) (101.3)
of which: netting with collateral received / pledged (23.1) (31.1)
Total derivative financial instruments, after consideration of further netting potential 15.2 16.7
As of 31.3.24, USD bn
Derivative financial instruments
Interest rate 52.5 50.3 3,469 21,010
Credit derivatives 3.0 3.7 206
Foreign exchange 62.0 59.1 7,014 224
Equity / index 37.7 45.8 1,439 92
Commodities 3.0 2.6 152 20
Other
3
1.0 1.5 182
Total derivative financial instruments, based on netting under IFRS Accounting Standards
4
159.2 163.0 12,461 21,346
Further netting potential not recognized on the balance

sheet
5
(141.5) (147.9)
of which: netting of recognized financial liabilities / assets (115.7) (115.7)
of which: netting with collateral received / pledged (25.8) (32.1)
Total derivative financial instruments, after consideration of further netting potential 17.7 15.2
As of 31.12.23, USD bn
Derivative financial instruments
Interest rate 55.6 52.9 3,524 20,074
Credit derivatives 4.0 4.7 275
Foreign exchange 78.7 89.9 6,913 180
Equity / index 35.5 41.4 1,397 95
Commodities 2.0 1.6 143 16
Other
3
0.4 1.6 117
Total derivative financial instruments, based on netting under IFRS Accounting Standards
4
176.1 192.2 12,369 20,366
Further netting potential not recognized on the balance

sheet
5
(162.8) 167.9
of which: netting of recognized financial liabilities / assets (133.0) (133.0)
of which: netting with collateral received / pledged (29.8) (35.0)
Total derivative financial instruments, after consideration of further netting potential 13.3 24.2
1 In cases where

derivative financial instruments

are presented on a

net basis on the

balance sheet, the respective

notional values of the

netted derivative financial

instruments are still presented

on a gross basis.
Notional amounts of client-cleared ETD and OTC transacti

ons through central clearing counterparties are not disclosed, as they have a significantly different risk profile.

2 Other notional values relate to derivatives
that are cleared through either

a central counterparty or an

exchange and settled on a

daily basis (except for

OTC derivatives settled through collateralized-to-market arrangements, which are presented under

Derivative
financial assets and Derivative financial liabilities).The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative

instruments and was not material for all

periods presented.

3 Includes Loan commitments measured at FVTPL, as

well as unsettled purchases and sales of non-derivative
financial instruments for which the changes

in the fair value between

trade date and settlement

date are recognized as derivative

financial instruments. The

balance as of 30 June

2024 also includes UBS’s

funding
obligation arising from the offer by the Credit Suisse

supply chain finance funds to redeem the outstanding

units which was accounted for as a

derivative liability (refer to note 15).

4 Financial assets and liabilities
are presented net on the balance

sheet if UBS has the unconditional

and legally enforceable right to

offset the recognized amounts,

both in the normal course

of business and in the event

of default, bankruptcy or
insolvency of UBS or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

5 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 22 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the UBS Group Annual Report 2023 for more information.

Disclosure Of Offsetting Of Financial Assets And Liabilities Explanatory

USD bn
Receivables
30.6.24
Payables
30.6.24
Receivables
31.3.24
Payables
31.3.24
Receivables
31.12.23
Payables
31.12.23
Cash collateral on derivative instruments, based on netting under IFRS Accounting
Standards
1
43.6 32.8 46.7 37.3 50.1 41.6
Further netting potential not recognized on the balance

sheet
2
(27.2) (19.0) (28.8) (22.6) (32.9) (26.4)
of which: netting of recognized financial liabilities / assets (24.6) (16.5) (26.0) (19.8) (29.7) (23.2)
of which: netting with collateral received / pledged (2.5) (2.5) (2.8) (2.8) (3.2) (3.2)
Cash collateral on derivative instruments, after consideration of further netting potential 16.5 13.8 17.9 14.7 17.2 15.2
1 Financial assets and liabilities are presented

net on the balance sheet if UBS

has the unconditional and legally enforceable

right to offset the recognized amounts,

both in the normal course of business

and in the
event of default,

bankruptcy or insolvency

of UBS or

its counterparties, and

intends either to

settle on a

net basis or

to realize the

asset and settle

the liability simultaneously.

2 Reflects the

netting potential in
accordance with enforceable

master netting and

similar arrangements where

not all criteria

for a net

presentation on the

balance sheet have

been met. Refer

to “Note 22

Offsetting financial assets

and financial
liabilities” in the “Consolidated financial statements” section of the UBS Group Annual Report 2023 for more information.